Disposals and impairment (Tables)	12 Months Ended
Dec. 31, 2024
Impairment Of Assets [Abstract]
Summary of amounts recognized in the income statement in respect of disposals and impairments	The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2024	2023	2022
Gains on sale of businesses and fixed assets
gas & low carbon energy	297	19	45
oil production & operations	144	297	3,446
customers & products	190	44	374
other businesses & corporate	47	9	1
	678	369	3,866

			$ million
	2024	2023	2022
Losses on sale of businesses and fixed assets, and closures
gas & low carbon energy	303	9	—
oil production & operations	19	5	921
customers & products	1,457	143	177
other businesses & corporate	27	(1)	11,083
	1,806	156	12,181
Impairment losses
gas & low carbon energy	2,793	2,213	745
oil production & operations	1,155	1,840	4,480
customers & products	1,661	1,614	1,874
other businesses & corporate	24	80	13,536
	5,633	5,747	20,635
Impairment reversals
gas & low carbon energy	(44)	(1)	(1,333)
oil production & operations	(384)	(26)	(893)
customers & products	(1)	—	(68)
other businesses & corporate	(15)	(19)	—
	(444)	(46)	(2,294)
Impairment and losses on sale of businesses and fixed assets, and closures	6,995	5,857	30,522

Summary of disposal proceeds and principal gains and losses on disposals by segment	Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2024	2023	2022
Proceeds from disposals of fixed assets	328	133	709
Proceeds from disposals of businesses, net of cash disposed	2,578	1,193	1,841
	2,906	1,326	2,550
By business
gas & low carbon energy	840	536	22
oil production & operations	1,699	333	1,935
customers & products	291	436	592
other businesses & corporate	76	21	1
	2,906	1,326	2,550

Summary financial information relating to the sale of business

			$ million
	2024	2023	2022

Non-current assets	1,775	1,145	3,681
Current assets	1,985	557	2,972
Non-current liabilities	(548)	(60)	(1,869)
Current liabilities	(424)	(454)	(1,074)
Total carrying amount of net assets disposed	2,788	1,188	3,710
Recycling of foreign exchange on disposal	943	—	(26)
Costs on disposal	123	57	488
	3,854	1,245	4,172
Gains (losses) on sale of businesses	(888)	158	6,219
Total consideration	2,966	1,403	10,391
Non-cash consideration	(1,003)	(51)	(8,999)
Consideration received (receivable)	615	(159)	449
Proceeds from the sale of businesses, net of cash disposed[a]	2,578	1,193	1,841
aProceeds are stated net of cash and cash equivalents disposed of $500 million (2023 $33 million and 2022 $318 million).